6. ACCRUED SETTLEMENT (Details Textual) (MidsummerInvestmentMember, USD $)	Jan. 31, 2012	Aug. 12, 2011	Aug. 09, 2011
MidsummerInvestmentMember
Number of Company's common stock in form of warrants Purchased by Midsummer			20,319,730
Number of shares to be issued			36,000,000
Additional shares of the Company's common stock			30,585,774
Additional Future Shares			3,058,577
Share price on the date of the agreement		$ 0.17
Shares Issued	45,878,659	36,000,000
Future Shares Issued	30,585,774
Additional Future Shares Issued	15,292,885